Long Term Debt - Schedule of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity year	2019
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity year	2022